--------------------------------------------------------------------------------

NORTH CAROLINA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                   212/830-5200
================================================================================








Dear Shareholder:


We are pleased to present the semi-annual report of North Carolina Daily Municipal Income Fund, Inc. for the period September 1, 1996 through February 28, 1997.

The Fund had net assets of $209,818,920 and 3,100 active shareholders as of February 28, 1997. Dividends earned on a share held throughout the period were $0.013 which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 2.74% yield on an annual basis.

We thank you for your support and look forward to continuing to serve your cash management needs.





Sincerely,


/S/Steven W. Duff


Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
FEBRUARY 28, 1997
(UNAUDITED)
================================================================================

                                                                                                                Ratings (a)
                                                                                                             ------------------
     Face                                                                  Maturity                Value               Standard
    Amount                                                                   Date      Yield     (Note 1)    Moody's &    Poors
Other Tax Exempt Investments (12.31%)
-------------------------------------------------------------------------------------------------------------------------------
 $   425,000   Buncomb County, NC Metropolitan Sewer Authority
               Escrowed In U.S. Government Securities                      07/01/97     4.00%    $  425,000    Aaa       AAA
   1,700,000   Cabarrus County, NC GO Bond (b)
               MBIA Insured                                                02/01/98     3.57      1,724,432
   1,000,000   Charlotte, NC GO RB Series A                                07/01/97     3.33      1,002,918    Aaa       AAA
     545,000   Charlotte, NC Water and Sewer
               Collateralized By U.S. Government Securities                10/01/97     3.72        554,950    Aaa       AAA
   1,920,000   City of Thomasville, NC
               Combined Enterprise System Revenue BAN                      12/01/97     3.70      1,920,000    MIG-1
   2,000,000   County of Johnson, NC COPS
               (Johnson County Schools Judicial Annex & Healthcare Proj) - Ser 96
               MBIA Insured                                                09/01/97     3.84      2,000,000    Aaa       AAA
   1,000,000   Greensboro, NC GO (b)                                       03/01/97     4.60      1,000,000
   3,474,000   Hertford County, NC Southern Rural Water District BAN (b)   06/25/97     3.37      3,475,177
   2,500,000   Hillsborough, NC BAN (b)                                    07/16/97     3.51      2,504,063
     430,000   North Carolina Medical Care Commission Hospital RB
               (Wilson Memorial Hospital Project)
               AMBAC Insured                                               11/01/97     2.84         431,381   Aaa       AAA
     435,000   North Carolina Medical Care Hospital RB
               (Presbyterian Hospital Project)
               Escrowed In U.S. Government Securities                      10/01/97     3.63         441,748   Aaa       AAA
     445,000   Northampton County, NC GO Bond
               MBIA Insured                                                06/01/97     3.71         445,795   Aaa       AAA
   2,000,000   Puerto Rico Commonwealth TRAN                               07/30/97     3.42       2,004,564   MIG-1     SP-1+
   5,000,000   Puerto Rico Commonwealth TRAN                               07/30/97     3.40       5,011,424   MIG-1     SP-1+
   2,136,500   Scotland County, NC Water District 1 BAN (b)                11/05/97     3.31       2,142,144
     750,000   State of North Carolina GO
               Pre-Refunded In Government Securities                       06/01/97     3.75         750,000   Aaa       AAA
 -----------                                                                                       ----------
  25,760,500  Total Other Tax Exempt Investments                                                   25,833,596
 -----------                                                                                       ----------
Other Variable Rate Demand Instruments (c) (65.98%)
---------------------------------------------------------------------------------------------------------------------------------
 $ 3,000,000   Beaufort, NC PCRB (Texas Gulf Inc.) - Series 1985
               LOC Societe Generale                                        12/01/00     3.35%    $ 3,000,000   Aaa
     700,000   Buncombe County, NC PCRB (Ashville Incorporated Project) (b)
               LOC Nations Bank                                            06/01/07     3.45         700,000





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ---------------
     Face                                                                            Maturity             Value            Standard
    Amount                                                                             Date   Yield     (Note 1)    Moody's & Poors
    ------                                                                             ----   -----      ------     -------   -----
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,000,000   Burke County, NC PCFA (Jobs Project)
               LOC Wachovia Bank & Trust Co., N.A.                                   06/01/02  3.40%  $ 2,000,000             A1+
   3,500,000   Charlotte Mecklenburg Hospital Authority Health Care RB - Series B    01/15/26  3.25     3,500,000   VMIG-1    A1
   2,000,000   Charlotte Mecklenburg Hospital Authority Health Care RB - Series D    01/15/26  3.25     2,000,000   VMIG-1    A1
   4,705,000   Charlotte, NC Airport RB
               MBIA Insured                                                          07/01/16  3.25     4,705,000   VMIG-1    A1+
   1,400,000   City of Ashville, NC
               LOC Wachovia Bank & Trust Co., N.A.                                   07/01/03  3.15     1,400,000   VMIG-1    A1+
   5,000,000   County of Mecklenburg, NC                                             03/01/15  3.20     5,000,000   VMIG-1    A1+
     880,000   Durham County, NC Public Improvement GO Bonds                         05/01/07  3.20       880,000   VMIG-1    A1
   2,200,000   Durham, NC Public Improvement                                         02/01/10  3.35     2,200,000   VMIG-1    A1+
   3,500,000   Gaston County, NC Industrial Facilities PCRB
               (Allibert, Inc. Project) - Series 1987 (b)
               LOC Bank Of Nova Scotia                                               01/01/12  3.40     3,500,000
     160,000   Gaston County, NC PCFA (Keystone Carbon Company)
               LOC Mellon Bank, N.A.                                                 09/01/00  3.45       160,000     P1      A1
    5,000,000  Granville County, NC Industrial Facilities PCFA
               (Mayville Metal Product Project) (b)
               LOC Toronto-Dominion Bank                                             05/23/20  3.70     5,000,000
      650,000  Greensboro, NC Public Improvement - Series B                          04/01/10  3.35       650,000   VMIG-1    A1+
    1,500,000  Guilford County, NC (Bonset America)
               LOC Dai-Ichi Kangyo Bank, Ltd. & Industrial Bank of Japan             05/01/09  3.45     1,500,000             A1
    3,200,000  Halifax County, NC Industrial Facilities PCFA
               (Westmoreland) (b)
               LOC Credit Suisse                                                     12/01/19  3.55     3,200,000
    3,000,000  Harnett County, NC Industrial Facilities PCFA IDRB
               (Edwards Brothers Inc. Project) (b)
               LOC Wachovia Bank & Trust Co., N.A.                                   01/01/07  3.40     3,000,000
    1,200,000  Iredell County, NC (Jet Corr Inc.) (b)
               LOC National Bank Of Canada                                           09/01/99  3.45     1,200,000
    1,100,000  Iredell County, NC Industrial Facilities PCFA RB
               (Purina Mills Inc.)
               LOC Bank Of Nova Scotia                                               06/01/20  3.40     1,100,000              A1+
    1,000,000  Johnson County, NC Industrial Facilities & Pollution Control IDRB (b)
               LOC PNC Bank                                                          02/01/01  3.50     1,000,000



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1997
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ---------------
     Face                                                                          Maturity             Value            Standard
    Amount                                                                           Date     Yield     (Note 1)    Moody's & Poors
    ------                                                                           ----     -----      ------     -------   -----
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   Lenoir County, NC Ind. Facilities PCFA Resource Recovery RB
               (Carolina Energy, LP Project)
               LOC Bank Of Tokyo - Mitsubishi Bank, Ltd.                           07/01/22   3.55%   $ 1,000,000   VMIG-1    A1
   3,800,000   Lenoir County, NC Industrial Facilities
               (West Co. of Nebraska Inc.) - Series 1985 (b)
               LOC Dresdner Bank A.G.                                              10/01/05   3.40      3,800,000
   1,300,000   Lincoln County, NC Industrial Facilities PCFA RB
               (General Marble)
               LOC National Bank Of Canada                                         09/01/00   3.45      1,300,000    P1       A1
   1,000,000   Mecklenberg County, NC Industrial Facilities & PCFA
               (EDG Comb Metals) (b)
               LOC BNP US Finance Corp                                             12/01/09   3.25      1,000,000
   1,500,000   Mecklenburg County, NC (Otto Industry)
               LOC Rabobank Nederland                                              10/01/08   3.45      1,500,000    P1
   2,000,000   Mecklenburg County, NC IDRB (Virkler Company) (b)
               LOC First Union National Bank                                       12/01/04   3.45      2,000,000
   1,500,000   Mecklenburg County, NC Idustrial Facilities & PCFA
               (Griffith Micro Science Project)
               LOC ABN AMRO Bank N.V.                                              11/01/07   3.40      1,500,000              A1+
   2,000,000   Moore County, NC (Perdue Farm Project)
               LOC Rabobank Nederland                                              06/01/10   3.20      2,000,000     P1       A1+
   7,000,000   NC Medical Care Commission Retirement Community RB Series B
               LOC Lasalle National Bank                                           11/15/09   3.35      7,000,000              A1+
   3,000,000   NC Medical Care Community Hospital
               (Pooled Equipment Financing Project) - Series 1985
               MBIA Insured                                                        12/01/25   3.50      3,000,000    VMIG-1    A1+
   2,800,000   North Carolina Education Facilities (Davidson College Project) (b)  12/01/04   3.35      2,800,000
     500,000   North Carolina Education Facilities
               (Guilford College Project)
               LOC Wachovia Bank & Trust Co., N.A.                                 09/01/23   3.45        500,000    VMIG-1    A1+
   2,525,000   North Carolina Education Facilities Finance Agency RB
               (Wake Forest University Project)                                    01/01/09   3.25      2,525,000    VMIG-1
   7,300,000   North Carolina Medical Care Commission (Carol Woods)
               LOC Bank Of Scotland                                                04/01/21   3.50      7,300,000    VMIG-1    A1
   1,700,000   North Carolina Medical Care Commission - Series 1991B
               LOC First Union National Bank                                       10/01/13   3.50      1,700,000    VMIG-1


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ---------------
     Face                                                                       Maturity             Value            Standard
    Amount                                                                        Date     Yield     (Note 1)    Moody's & Poors
    ------                                                                        ----     -----      ------     -------   -----
Other Variable Rate Demand Instruments (c) (Continued)
--------------------------------------------------------------------------------------------------------------------------------
 $ 2,150,000   North Carolina Medical Care Commission HRB
               (Duke University Project) - Series A                             06/01/23   3.20%   $ 2,150,000   VMIG-1    A1+
   3,000,000   North Carolina Medical Care Commission HRB
               (NC Baptist Hospital Project) - Series 1992B                     06/01/22   3.30      3,000,000   VMIG-1    A1+
   3,100,000   North Carolina Medical Care Commission VRD HRB
               (Park Ridge Hospital Project)
               LOC Nations Bank                                                 08/15/18   3.30      3,100,000             A1
     900,000   Pasquotank County, NC Ind. Fac. PCFA IDRB
               (J.W. Jones Lumber Co., Inc. Proj) - Series 95 (b)
               LOC Wachovia Bank & Trust Co., N.A.                              10/01/10   3.40        900,000
   5,600,000   Person County, NC PCRB
               (Carolina Power and Light Solid Waste Disposal)
               LOC Fuji Bank, Ltd.                                              11/01/16   3.60      5,600,000    P1
     800,000   Piedmont Triad, NC Airport Authority
               (The Cessna Aircraft Company)
               LOC Nations Bank                                                 09/01/12   3.45        800,000              A1
  11,000,000   Raleigh-Durham, NC Airport Auth. Special Fac. Refunding RB
               (American Airlines Inc.) - 95A
               LOC Royal Bank of Canada                                         11/01/15   3.45     11,000,000              A1+
     800,000   Raleigh-Durham, NC Airport Auth. Special Fac. Refunding RB
               (American Airlines) - Ser. 95A
               LOC Royal Bank of Canada                                         11/01/05   3.45        800,000              A1+
     700,000   Randolph County, NC Industrial Facilities & PCFA (b)
               LOC Bank One Ohio                                                09/01/05   3.50        700,000
   1,000,000   Samson County, NC PCFA (Dubose Strapping)
               LOC First Union National Bank                                    02/01/99   3.45      1,000,000     P1
   1,000,000   Union County, NC Facilities Pollution Control (Square D)
               LOC Morgan Guaranty Trust Company                                03/01/03   3.25      1,000,000    VMIG-1
   6,700,000   University of North Carolina,
               Chapel Hill School of Medicine Ambulatory Care Clinic            07/01/12   3.25      6,700,000              A1+
   1,000,000   University of North Carolina,
               University School of Dentistry Clinic RB (b)
               LOC Wachovia Bank & Trust Co., N.A.                              09/01/10   3.30      1,000,000
  10,600,000   Wake County, NC Industrial Facilities PCFA
               (Carolina Power and Light) - Series A
               LOC Credit Suisse                                                05/01/15   3.30     10,600,000     P1       A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1997
(UNAUDITED)
================================================================================

                                                                                                           Ratings (a)
                                                                                                         ---------------
     Face                                                               Maturity             Value            Standard
    Amount                                                                Date     Yield     (Note 1)    Moody's & Poors
    ------                                                                ----     -----      ------     -------   -----
Other Variable Rate Demand Instruments (c) (Continued)
----------------------------------------------------------------------------------------------------------------------
 $ 2,300,000   Warren County, NC Industrial Facilities (b)
               LOC Wachovia Bank & Trust Co., N.A.                      05/01/06     3.40% $  2,300,000
   2,675,000   Winston-Salem, NC COPS - Series 1988                     07/01/09     3.35     2,675,000             A1+
     500,000   Winston-Salem, NC GO Bond                                06/01/07     3.30       500,000   VMIG-1    A1+
 -----------                                                                                -----------
 138,445,000   Total Other Variable Rate Demand Instruments                                 138,445,000
 -----------                                                                                -----------
Put Bonds (d) (3.47%)
----------------------------------------------------------------------------------------------------------------------
 $ 2,265,000   North Carolina Industrial Facilities PCFA
               (GVK America Inc.)
               LOC Union Bank Of Switzerland                             12/01/97   3.80%   $ 2,265,000             AAA
     800,000   North Carolina Industrial Facilities PCFA RB
               LOC First Union National Bank
               (Greer Labs Incorporated Project)                         12/01/97   4.00        800,000              A+
   2,700,000   Puerto Rico Industrial Medical & Environmental PCFA RB
               (Merck & Co. Inc. Proj.) - Ser 83A                        12/01/97   4.00      2,700,000     Aaa     AAA
   1,500,000   Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                                    09/01/97   3.67      1,500,361    VMIG-1    A1+
 -----------                                                                                  ---------
   7,265,000   Total Put Bonds                                                                7,265,361
 -----------                                                                                  ---------
Revenue Bond (1.43%)
----------------------------------------------------------------------------------------------------------------------
 $ 3,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
               (Abbott Laboratories) - Series 83A                        03/01/98   3.75%   $ 3,000,000   Aa1       AAA
 -----------                                                                                -----------
   3,000,000   Total Revenue Bond                                                             3,000,000
 -----------                                                                                -----------
Tax Exempt Commercial Paper (16.25%)
----------------------------------------------------------------------------------------------------------------------
 $ 1,275,000   City of Winston, NC
               (Summit Square Garden Apartment Project) - Series 1989
               FHA Insured                                               03/06/97   3.50%   $ 1,275,000              A1+
   3,000,000   City of Winston-Salem, NC (Water and Sewer System)        04/17/97   3.35      3,000,000    VMIG-1    A1+
   3,500,000   North Carolina Municipal Electric RB (Catawba)
               LOC Morgan Guaranty & Union Bank Of Switzerland           04/10/97   3.40      3,500,000      P1      A1+
   5,000,000   North Carolina Municipal Electric RB (Catawba)
               LOC Morgan Guaranty & Union Bank Of Switzerland           05/21/97   3.40      5,000,000      P1      A1+
   2,000,000   North Carolina Municipal Electric RB (Catawba)
               LOC Morgan Guaranty & Union Bank Of Switzerland           06/18/97   3.55      2,000,000      P1      A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                              Ratings (a)
                                                                                                           ---------------
     Face                                                               Maturity                 Value            Standard
    Amount                                                                Date     Yield       (Note 1)    Moody's & Poors
    ------                                                                ----     -----        ------     -------   -----
Tax Exempt Commercial Paper (Continued)
-------------------------------------------------------------------------------------------------------------------------
 $ 2,000,000   North Carolina Municipal Electric RB (Catawba)
               LOC Morgan Guaranty & Union Bank Of Switzerland           07/02/97   3.55%   $  2,000,000    P1        A1+
   5,315,000   North Carolina Municipal Electric RB (Catawba)
               LOC Morgan Guaranty & Union Bank Of Switzerland           07/10/97   3.45       5,315,000    P1        A1+
   5,000,000   North Carolina Municipal Power Agency RB (Catawba Electric)
               LOC Morgan Guaranty & Union Bank Of Switzerland           06/12/97   3.45       5,000,000              A1+
   2,000,000   North Carolina State Clean Water                          06/01/97   3.45       2,003,817    Aaa       AAA
   3,000,000   Puerto Rico Government Development Bank                   04/03/97   3.35       3,000,000              A1+
   2,000,000   Pureto Rico Government Development Bank                   05/07/97   3.35       2,000,000
 -----------                                                                                 -----------
  34,090,000   Total Tax Exempt Commercial Paper                                              34,093,817
 -----------                                                                                 -----------
               Total Investments (99.44%) (Cost $208,637,774+)                               208,637,774
               Cash and Other Assets in Excess of Liabilities (0.56%)                          1,181,146
                                                                                             -----------
               Net Assets (100%), 209,820,244 Shares Outstanding (Note 3)                   $209,818,920
                                                                                             ===========
               Net Asset Value, Offering and Redemption Price Per Share                     $       1.00
                                                                                             ===========

               +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:
     BAN       =   Bond Anticipation Note                     LOC       =   Letters of Credit

     COPS      =   Certificate of Participations              PCFA      =   Pollution Control Finance Authority

     GO        =   General Obligation                         PCRB      =   Pollution Control Revenue Bond

     HRB       =   Hospital Revenue Bond                      RB        =   Revenue Bond

     IDRB      =   Industrial Development Revenue Bond        TRAN      =   Tax and Revenue Anticipation Note



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1997
(UNAUDITED)
================================================================================



INVESTMENT INCOME
 Income:
    Interest....................................................................  $    3,214,943
                                                                                   -------------
 Expenses: (Note 2)
    Investment management fee...................................................         367,383
    Shareholder servicing fee ..................................................         229,614
    Administration fee..........................................................         192,876
    Custodian expenses..........................................................           8,594
    Shareholder servicing and related shareholder expenses......................          58,687
    Legal, compliance and filing fees...........................................          20,927
    Audit and accounting........................................................          28,251
    Directors' fees.............................................................           3,007
    Other.......................................................................           5,084
                                                                                   --------------
       Total expenses...........................................................         914,423
       Less:
       Fees waived (Note 2).....................................................  (      174,507)
       Expenses paid indirectly.................................................  (        5,153)
                                                                                   --------------
       Net expenses.............................................................         734,763
                                                                                   --------------
 Net investment income...........................................................      2,480,180
                                                                                   --------------
REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments.........................................        -0-
                                                                                   --------------
 Increase in net assets from operations.......................................... $    2,480,180
                                                                                   ==============





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                           Six Months
                                                                             Ended                     Year
                                                                        February 28, 1997             Ended
                                                                           (Unaudited)            August 31, 1996
                                                                            ---------             ---------------
INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income..........................................      $    2,480,180            $   5,202,678
    Net realized gain (loss) on investments........................             -0-                        3,417
                                                                          -------------             ------------

 Increase in net assets from operations.............................          2,480,180                5,206,095


 Dividends to shareholders from net investment income:

    Class A........................................................      (    2,480,180)*          (   5,202,678)*
 Capital share transactions (Note 3):
    Class A........................................................          37,433,441                8,126,540
                                                                          -------------             ------------
      Total increase...............................................          37,433,441                8,129,957

 Net assets:
    Beginning of period............................................         172,385,479              164,255,522
                                                                           ------------             ------------
    End of period..................................................       $ 209,818,920            $ 172,385,479
                                                                           ============             ============

 * Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

  NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
  NOTES TO FINANCIAL STATEMENTS
  (UNAUDITED)
================================================================================

  1. Summary of Accounting Policies.

  North Carolina Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class
  B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

  2. Investment Management Fees and Other Transactions with Affiliates.

  Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.


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

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================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended February 28, 1997, the Manager voluntarily waived administration fees of $174,507.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $5,153.

3.  Capital   Stock.

At February 28, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $209,820,244. Transactions in capital stock, all at $1.00 per share, were as follows:

Class A                                                  Six Months                          Year
-------                                                    Ended                            Ended
                                                     February 28, 1997                 August 31, 1996
                                                     -----------------                 ---------------
 Sold.............................................        261,165,482                      500,625,735
 Issued on reinvestment of dividends..............          1,287,242                        2,474,924
 Redeemed.........................................   (    225,019,283 )                (   494,974,119)
                                                      ----------------                  --------------
 Net increase.....................................         37,433,441                        8,126,540
                                                      ================                  ==============

There were no Class B shares issued during the six months ended February 28, 1997 and none were outstanding as of February 28, 1997.

4. Sales of Securities.

Accumulated undistributed realized losses at February 28, 1997 amounted to $1,324. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2000.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 59% of these investments



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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANICAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

5. Concentration of Credit Risk. (Continued)

are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Selected Financial Information.


                                            Six                                                        September 10, 1991
                                           Months                                                         (Commencement
                                           Ended                   Year Ended August 31,                of Operations) to
Class A                                 February 28,    -----------------------------------------------     August 31,
-------                                     1997          1996         1995         1994         1993         1992
                                          ---------     --------     --------     --------     --------     --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                          ---------     --------     --------     --------     --------     --------
 Income from investment operations:
   Net investment income.........            0.013         0.029        0.030        0.018        0.019        0.030
 Less distributions:
   Dividends from net investment
           income................            0.013         0.029        0.030        0.018        0.019        0.030
                                          ---------     --------     --------     --------     --------     --------
 Net asset value, end of period...        $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                          =========     ========     ========     ========     ========     ========
 Total Return.....................           2.74%*        2.87%        3.04%        1.86%        1.94%        3.07%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..        $209,819      $172,385     $164,256     $122,820     $ 93,294     $ 75,417
 Ratios to average net assets:
   Expenses......................            0.81%*        0.80%        0.78%        0.75%        0.71%        0.50%*
   Net investment income.........            2.70%*        2.82%        3.01%        1.85%        1.91%        2.82%*
   Management, shareholder servicing
     and Administration fees waived          0.19%*        0.20%        0.24%        0.29%        0.35%        0.62%*


 *    Annualized






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

--------------------------------------------------------------------------------




================================================================================

6. Selected Financial Information. (Continued)

                                                             December 12, 1994
Class B                                               (Commencement of Operations) to
-------                                                       August 31, 1995
                                                              ---------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period......................      $   1.00
                                                                 ----------
 Income from investment operations:
   Net investment income..................................           0.024
 Less distributions:
   Dividends from net investment income...................           0.024
                                                                 ----------
 Net asset value, end of period............................      $   1.00
                                                                 ==========
 Total Return..............................................          3.48%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...........................          -0-
 Ratios to average net assets:
   Expenses...............................................           0.51%*
   Net investment income..................................           3.40%*
   Management, shareholder servicing
     and Administration fees waived ......................           0.20%*


 *    Annualized



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--------------------------------------------------------------------------------






NORTH CAROLINA
DAILY
MUNICIPAL
INCOME
FUND, INC.










                   Semi-Annual Report
                    February 28, 1997
                       (Unaudited)








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

--------------------------------------------------------------------------------


-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



North Carolina Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services, L.P.
     600 Fifth Avenue
     New York, New York 10020





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